ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Components of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Apr. 10, 2013
Trade payables	$ 11,858	$ 23,474
Accrued liabilities	5,830	9,394
Termination Fee, Current	3,337	4,227
Payroll related accruals	1,257	2,076
Warranty accrual	651	335
Income taxes payable	555	657
Capital lease obligation	69	514
Total Accounts Payable and Accrued Liabilities	23,557	40,677
Termination Fee		4,383	$ 8,668
Gain on revision of termination fee liability		301
Termination Fee, Noncurrent		156
Payments for Termination Fees	1,119	3,287
Accounts Payable and Accrued Liabilities
Warranty accrual	$ 651	$ 335